Label	Element	Value
Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Moderate Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Managed Bond Portfolio, Comstock Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Value Advantage Portfolio, Emerging Markets Portfolio, International Large-Cap Portfolio, International Value Portfolio, Pacific Dynamix- Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix – Growth Portfolio, Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio, and Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks subsection, the last two sentences of Sector Risk are deleted.